Shareholder Report	12 Months Ended	106 Months Ended
	Dec. 31, 2024 USD ($) Holding	Dec. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	T. ROWE PRICE INTEGRATED EQUITY FUNDS, INC.
Entity Central Index Key	0001038469
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
C000166442
Shareholder Report [Line Items]
Fund Name	Integrated U.S. Large-Cap Value Equity Fund
Class Name	Investor Class
Trading Symbol	TQMVX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Integrated U.S. Large-Cap Value Equity Fund - Investor Class	$78	0.72%

Expenses Paid, Amount	$ 78
Expense Ratio, Percent	0.72%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  Large-cap value stocks in the U.S. posted solid gains in 2024, helped by easing inflation pressures and looser monetary policy from the Federal Reserve.

  Relative to the Russell 1000 Value Index, stock selection in the information technology sector—such as Intel and Dell Technologies, both of which we eliminated—made a strong contribution to relative performance. Stock choices among utility companies and real estate companies also contributed materially to relative results.

  On the other hand, our stock selection in the industrials and business services sector—such as tool maker Stanley Black & Decker and freight railroad CSX—detracted from relative performance. Stock choices among consumer staples companies and an underweight allocation to the energy sector also detracted.

  The fund seeks long-term capital growth by investing primarily in common stocks of U.S. companies that appear to be undervalued by various measures. Our disciplined, long-term-oriented investment approach represents an integration of quantitative and fundamental insights and analysis, and we seek companies with high-quality characteristics, which include a high return on capital employed, good earnings quality, and stability of earnings. Notable changes in positioning during the year include increased exposure to financials and utilities stocks as well as reduced exposure to industrials and business services, information technology, and energy stocks. While we generally keep the fund’s sector allocations close to those of the Russell index, we may take larger positions in sectors in which we find stocks of quality companies that appear inexpensive versus their respective industries and the overall equity universe.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	Since Inception 2/26/16
Integrated U.S. Large-Cap Value Equity Fund (Investor Class)	16.08%	9.93%	11.22%
Russell 3000 Index (Regulatory Benchmark)	23.81	13.86	14.90
Russell 1000 Value Index (Strategy Benchmark)	14.37	8.68	10.70

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark. Market index returns do not include expenses, which are deducted from fund returns. The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

Performance Inception Date		Feb. 26, 2016
No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Performance Table Market Index Changed [Text Block]	Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 60,814,000	$ 60,814,000
Holdings Count | Holding	151	151
Advisory Fees Paid, Amount	$ (161,000)
InvestmentCompanyPortfolioTurnover	67.50%
Additional Fund Statistics [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$60,814 Number of Portfolio Holdings151
Holdings [Text Block]

Sector Allocation (as a % of Net Assets)

Financials	24.7%
Health Care	16.7
Industrials & Business Services	12.9
Consumer Staples	8.3
Energy	7.5
Information Technology	7.1
Utilities	6.7
Consumer Discretionary	4.3
Real Estate	3.9
Other	7.9

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Berkshire Hathaway	2.4%
Bank of America	2.2
JPMorgan Chase	2.2
Citigroup	1.6
Philip Morris International	1.3
Medtronic	1.3
Wells Fargo	1.3
Lowe's	1.3
UnitedHealth Group	1.3
Exxon Mobil	1.2

Updated Prospectus Web Address	www.troweprice.com/paperless
C000166443
Shareholder Report [Line Items]
Fund Name	Integrated U.S. Large-Cap Value Equity Fund
Class Name	Advisor Class
Trading Symbol	TQVAX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Integrated U.S. Large-Cap Value Equity Fund - Advisor Class	$107	0.99%

Expenses Paid, Amount	$ 107
Expense Ratio, Percent	0.99%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  Large-cap value stocks in the U.S. posted solid gains in 2024, helped by easing inflation pressures and looser monetary policy from the Federal Reserve.

  Relative to the Russell 1000 Value Index, stock selection in the information technology sector—such as Intel and Dell Technologies, both of which we eliminated—made a strong contribution to relative performance. Stock choices among utility companies and real estate companies also contributed materially to relative results.

  On the other hand, our stock selection in the industrials and business services sector—such as tool maker Stanley Black & Decker and freight railroad CSX—detracted from relative performance. Stock choices among consumer staples companies and an underweight allocation to the energy sector also detracted.

  The fund seeks long-term capital growth by investing primarily in common stocks of U.S. companies that appear to be undervalued by various measures. Our disciplined, long-term-oriented investment approach represents an integration of quantitative and fundamental insights and analysis, and we seek companies with high-quality characteristics, which include a high return on capital employed, good earnings quality, and stability of earnings. Notable changes in positioning during the year include increased exposure to financials and utilities stocks as well as reduced exposure to industrials and business services, information technology, and energy stocks. While we generally keep the fund’s sector allocations close to those of the Russell index, we may take larger positions in sectors in which we find stocks of quality companies that appear inexpensive versus their respective industries and the overall equity universe.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	Since Inception 2/26/16
Integrated U.S. Large-Cap Value Equity Fund (Advisor Class)	15.75%	9.67%	10.93%
Russell 3000 Index (Regulatory Benchmark)	23.81	13.86	14.90
Russell 1000 Value Index (Strategy Benchmark)	14.37	8.68	10.70

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark. Market index returns do not include expenses, which are deducted from fund returns. The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

Performance Inception Date		Feb. 26, 2016
No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Performance Table Market Index Changed [Text Block]	Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 60,814,000	$ 60,814,000
Holdings Count | Holding	151	151
Advisory Fees Paid, Amount	$ (161,000)
InvestmentCompanyPortfolioTurnover	67.50%
Additional Fund Statistics [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$60,814 Number of Portfolio Holdings151
Holdings [Text Block]

Sector Allocation (as a % of Net Assets)

Financials	24.7%
Health Care	16.7
Industrials & Business Services	12.9
Consumer Staples	8.3
Energy	7.5
Information Technology	7.1
Utilities	6.7
Consumer Discretionary	4.3
Real Estate	3.9
Other	7.9

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Berkshire Hathaway	2.4%
Bank of America	2.2
JPMorgan Chase	2.2
Citigroup	1.6
Philip Morris International	1.3
Medtronic	1.3
Wells Fargo	1.3
Lowe's	1.3
UnitedHealth Group	1.3
Exxon Mobil	1.2

Updated Prospectus Web Address	www.troweprice.com/paperless
C000166444
Shareholder Report [Line Items]
Fund Name	Integrated U.S. Large-Cap Value Equity Fund
Class Name	I Class
Trading Symbol	TQVIX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Integrated U.S. Large-Cap Value Equity Fund - I Class	$58	0.54%

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	0.54%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  Large-cap value stocks in the U.S. posted solid gains in 2024, helped by easing inflation pressures and looser monetary policy from the Federal Reserve.

  Relative to the Russell 1000 Value Index, stock selection in the information technology sector—such as Intel and Dell Technologies, both of which we eliminated—made a strong contribution to relative performance. Stock choices among utility companies and real estate companies also contributed materially to relative results.

  On the other hand, our stock selection in the industrials and business services sector—such as tool maker Stanley Black & Decker and freight railroad CSX—detracted from relative performance. Stock choices among consumer staples companies and an underweight allocation to the energy sector also detracted.

  The fund seeks long-term capital growth by investing primarily in common stocks of U.S. companies that appear to be undervalued by various measures. Our disciplined, long-term-oriented investment approach represents an integration of quantitative and fundamental insights and analysis, and we seek companies with high-quality characteristics, which include a high return on capital employed, good earnings quality, and stability of earnings. Notable changes in positioning during the year include increased exposure to financials and utilities stocks as well as reduced exposure to industrials and business services, information technology, and energy stocks. While we generally keep the fund’s sector allocations close to those of the Russell index, we may take larger positions in sectors in which we find stocks of quality companies that appear inexpensive versus their respective industries and the overall equity universe.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	Since Inception 2/26/16
Integrated U.S. Large-Cap Value Equity Fund (I Class)	16.26%	10.15%	11.42%
Russell 3000 Index (Regulatory Benchmark)	23.81	13.86	14.90
Russell 1000 Value Index (Strategy Benchmark)	14.37	8.68	10.70

The preceding line graph shows the value of a hypothetical $500,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark. Market index returns do not include expenses, which are deducted from fund returns. The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

Performance Inception Date		Feb. 26, 2016
No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Performance Table Market Index Changed [Text Block]	Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 60,814,000	$ 60,814,000
Holdings Count | Holding	151	151
Advisory Fees Paid, Amount	$ (161,000)
InvestmentCompanyPortfolioTurnover	67.50%
Additional Fund Statistics [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$60,814 Number of Portfolio Holdings151
Holdings [Text Block]

Sector Allocation (as a % of Net Assets)

Financials	24.7%
Health Care	16.7
Industrials & Business Services	12.9
Consumer Staples	8.3
Energy	7.5
Information Technology	7.1
Utilities	6.7
Consumer Discretionary	4.3
Real Estate	3.9
Other	7.9

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Berkshire Hathaway	2.4%
Bank of America	2.2
JPMorgan Chase	2.2
Citigroup	1.6
Philip Morris International	1.3
Medtronic	1.3
Wells Fargo	1.3
Lowe's	1.3
UnitedHealth Group	1.3
Exxon Mobil	1.2

Updated Prospectus Web Address	www.troweprice.com/paperless